Note 19 - Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]

19. Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Six Months Ended June 30,
	2020	2019
Cash paid for interest	$5,366	$5,271

Significant non-cash financing and investing activities:
Exchange of Seller’s 1.5 Lien Notes for HYMC common stock	160,254	—
Exchange of Seller’s 1.25 Lien Notes for Subordinated Notes	80,000	—
Exchange of Seller’s 1.25 Lien Notes for HYMC common stock	48,459	—
Allocate and write-off of Seller’s debt issuance costs	8,202	—
Plant, equipment, and mine development additions included in accounts payable	3,038	2,592

In addition to the supplemental cash flow information shown above, Note - 3. Recapitalization Transaction and Note 9 - Debt, Net provide additional details on non-cash transactions that were part of the Recapitalization Transaction, as well as information on non-cash interest charges.

17.  Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2019	2018
Cash paid for interest	$10,239	$9,409
Significant non-cash financing and investing activities:
Increase in Second Lien convertible notes from in-kind interest	$28,537	$24,869
Increase in 1.5 Lien Notes from in-kind interest	$18,780	$14,023
Increase in 1.25 Lien Notes from in-kind interest	$5,212	$—
Increase in the Promissory Note from in-kind interest	$785	$117
Accrual of deferred future financing costs	$1,029	$1,025
Plant and equipment additions	$2,458	$—